As filed with the Securities and Exchange Commission on December 20, 2022

Securities Act of 1933 File No. 033-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 103

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

James Cooper Abbott, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

Deepa Damre Smith, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 30, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A Matthews International Funds, d/b/a Matthews Asia Funds (the “Trust”), is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying the effectiveness of the Matthews Emerging Markets ex China Active ETF (the “Fund”), a series of the Trust, filed as part of Post-Effective Amendment No. 99 (“PEA No. 99”), which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-22-263008 on October 14, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 99 by means of this filing, Parts A, B and C of PEA No. 99 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 99.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 99.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 99.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 100 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 20th day of December, 2022.

Matthews International Funds

By:	/s/ James Cooper Abbott
James Cooper Abbott, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 100 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James Cooper Abbott James Cooper Abbott	Trustee, President and Principal Executive Officer	December 20, 2022

/s/ Shai Malka Shai Malka	Treasurer and Principal Accounting Officer	December 20, 2022

Gale K. Caruso* Gale K. Caruso	Trustee	December 20, 2022

Robert J. Horrocks* Robert J. Horrocks	Trustee	December 20, 2022

Christopher F. Lee * Christopher F. Lee	Trustee	December 20, 2022

Richard K. Lyons * Richard K. Lyons	Trustee	December 20, 2022

Rhoda Rossman* Rhoda Rossman	Trustee	December 20, 2022

Toshi Shibano* Toshi Shibano	Trustee	December 20, 2022

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	December 20, 2022

* By:	/s/ John McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney